Note 5 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015
Basic
Net earnings	$ (523,775)	$ 485,120	$ (193,294)	$ 525,949	$ (452,718)	$ 187,643	$ 765,655	$ (118,250)	$ 294,000	$ 382,330
Weighted average common shares (in shares)									6,799,444	6,799,444
Dilutive
Net earnings	$ (523,775)	$ 485,120	$ (193,294)	$ 525,949	$ (452,718)	$ 187,643	$ 765,655	$ (118,250)	$ 294,000	$ 382,330
Weighted average common shares and common share equivalents (in shares)									6,799,444	6,799,444